Schedule of Lease Building to Third Parties with the Carrying Amount (Detail) - Buildings - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property Subject to or Available for Operating Lease [Line Items]
Buildings at cost	$ 26,947	$ 27,353	$ 27,820	$ 30,316	$ 31,678
Less: accumulated depreciation	(14,568)	(14,795)	(15,050)	(16,418)	(16,065)
Buildings, net	$ 12,379	$ 12,558	$ 12,770	$ 13,898	$ 15,613